Document and Entity Information	May 26, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 26, 2026
Entity Registrant Name	Kennametal Inc.
Entity Incorporation State Country Code	PA
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address Address Line 1	525 William Penn Place
Entity Address Address Line 2	Suite 3300
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15219
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055242
Amendment Flag	false
Capital Stock, Par Value $1.25 Per Share [Member]
Document Information [Line Items]
Security 12b Title	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true